Note Discontinued Operations - Components of net (loss) income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Provision (reversal) for loan losses	$ 241,478	$ 263,369	$ 602,563
Goodwill impairment losses	0	(186,511)	$ 0
Discontinued Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Net interest income	0	61,352
Provision (reversal) for loan losses	0	(6,764)
Net gain on sale of regions	0	33,829
Other operating income	0	27,823
Non interest Income	0	61,652
Personnel costs	0	36,675
Net occupancy expenses	0	3,086
Professional fees	(1,348)	15,642
Goodwill impairment losses	0	186,511
Other operating expenses	1	10,834
Total operating expenses	(1,347)	252,748
Net income (loss) from discontinued operations	$ 1,347	$ (122,980)